Basis of Preparation (Schedule of Cumulative Effects of Statement of Financial Position) (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use asset	€ 15,401
Deferred tax assets	2,285	2,423
Lease liabilities	15,627
Deferred tax liabilities	€ 6,467	6,219
According to IAS 17 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use asset
Deferred tax assets
Lease liabilities
Deferred tax liabilities
The change [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use asset		4,192
Deferred tax assets		1,040
Lease liabilities		4,192
Deferred tax liabilities		1,040
According to IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use asset		4,192
Deferred tax assets		1,040
Lease liabilities		4,192
Deferred tax liabilities		€ 1,040